Allowance for Loan Loss	12 Months Ended
Dec. 31, 2011
Allowance for Loan Loss [Abstract]
Allowance for Loan Loss
Note 5 – Allowance for Loan Loss

The allowance for loan loss calculation methodology includes further segregation of loan classes into risk rating categories.  The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for commercial loans or when credit deficiencies arise, such as delinquent loan payments, for commercial and consumer loans.   Credit quality risk ratings include categories of “pass,” “special mention,” “substandard” and “doubtful.” Assets which do not currently expose the insured institution to sufficient risk, warrant classification as “pass.”  Assets that are not classified as “pass” and possess weaknesses are required to be designated “special mention.”  If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects.  An asset is considered “substandard” if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.   “Substandard” assets include those characterized by the “distinct possibility” that the insured institution will sustain “some loss” if the deficiencies are not corrected.   Assets classified as “doubtful” have all of the weaknesses inherent in those classified “substandard” with the added characteristic that the weaknesses present make “collection or liquidation in full,” on the basis of currently existing facts, conditions, and values, “highly questionable and improbable.”

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of December 31, 2011:
(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial,
Industrial & Other	$35,560	$126	$65	$0	$35,751
Commercial real estate	49,470	10,749	3,983	0	64,202
Residential mortgages	58,450	407	135	0	58,992
Loans to Individuals	20,283	158	0	0	20,441

Total	$163,763	$11,440	$4,183	$0	$179,386

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of December 31, 2010:
(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial,
Industrial & Other	$35,802	$90	$353	$0	$36,245
Commercial real estate	50,554	5,362	7,613	0	63,529
Residential mortgages	68,498	105	152	0	68,755
Loans to Individuals	23,331	46	0	0	23,377

Total	$178,185	$5,603	$8,118	$0	$191,906

Past due loans are reviewed on a monthly basis to identify loans for non-accrual status.  The Corporation generally places a loan on non-accrual status and discontinues interest accruals when principal or interest is due and has remained unpaid for 90 days. When a loan is placed on non-accrual status, all unpaid interest recognized in the current year is reversed and interest accrued in prior years is charged to the allowance for loan losses.  Non-accrual loans may not be restored to accrual status until all delinquent principal and interest have been paid and the ultimate collectability of the remaining principal and interest is reasonably assured.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the receivable as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2011:

(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial,
Industrial & Other	$60	$0	$0	$60	$35,691	$35,751
Commercial real estate	258	0	0	258	63,944	64,202
Residential mortgages	0	0	76	76	58,916	58,992
Loans to individuals	7	0	27	34	20,407	20,441

Total	$325	$0	$103	$428	$178,958	$179,386

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2010:

(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial,
Industrial & Other	$0	$0	$0	$0	$36,245	$36,245
Commercial real estate	0	0	16	16	63,513	63,529
Residential mortgages	6	0	99	105	68,650	68,755
Loans to individuals	29	0	34	63	23,314	23,377

Total	$35	$0	$149	$184	$191,722	$191,906

The following table summarizes information in regards to impaired loans by loan portfolio class as of December 31, 2011.

 (Dollars in Thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial
Commercial,
Industrial & Other	$29	$29	$0	$36	$3
Commercial real estate	278	278	0	296	19
Residential mortgages	29	29	0	34	3
Loans to Individuals	0	0	0	0	0
Subtotal	336	336	0	366	25
With an allowance recorded:
Commercial
Commercial,
Industrial & Other	0	0	0	0	0
Commercial real estate	0	0	0	0	0
Residential mortgages	0	0	0	0	0
Loans to Individuals	0	0	0	0	0
Subtotal	0	0	0	0	0
Total	$336	$336	$0	$366	$25

The following table summarizes information in regards to impaired loans by loan portfolio class as of December 31, 2010.

(Dollars in Thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial
Commercial,
Industrial & Other	$44	$44	$0	$52	$4
Commercial real estate	317	317	0	336	22
Residential mortgages	40	40	0	44	3
Loans to Individuals	0	0	0	0	0
Subtotal	401	401	0	432	29
With an allowance recorded:
Commercial
Commercial,
Industrial & Other	236	236	26	254	11
Commercial real estate	741	741	87	748	37
Residential mortgages	0	0	0	0	0
Loans to Individuals	0	0	0	0	0
Subtotal	977	977	113	1,002	48
Total	$1,378	$1,378	$113	$1,434	$77

The following table provides detail related to the allowance for loan losses:

Twelve-months ended December 31, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$107	$1,378	$110	$31	$60	$1,686
Charge-offs	0	0	(3)	(10)	0	(13)
Recoveries	0	0	0	0	0	0
Provision	48	(18)	(13)	4	(21)	0
Ending Balance	$155	$1,360	$94	$25	$39	$1,673

Twelve-months ended December 31, 2010 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$109	$1,423	$134	$36	$20	$1,722
Charge-offs	0	0	(25)	(14)	0	(39)
Recoveries	1	0	0	2	0	3
Provision	(3)	(45)	1	7	40	0
Ending Balance	$107	$1,378	$110	$31	$60	$1,686

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of December 31, 2011:
(Dollars in Thousands)

Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:
Ending balance: individually evaluated for impairment	$0	$0	$0	$0	$0	$0
Ending balance: collectively evaluated for impairment	$155	$1,360	$94	$25	$39	$1,673
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$35,751	$64,202	$58,992	$20,441	$0	$179,386
Ending balance: individually evaluated for impairment	$29	$278	$29	$0	$0	$336
Ending balance: collectively evaluated for impairment	$35,722	$63,924	$58,963	$20,441	$0	$179,050
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of December 31, 2010:
(Dollars in Thousands)

Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:
Ending balance: individually evaluated for impairment	$26	$87	$0	$0	$0	$113
Ending balance: collectively evaluated for impairment	$81	$1,291	$110	$31	$60	$1,573
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$36,245	$63,529	$68,755	$23,377	$0	$191,906
Ending balance: individually evaluated for impairment	$280	$1,058	$40	$0	$0	$1,378
Ending balance: collectively evaluated for impairment	$35,965	$62,471	$68,715	$23,377	$0	$190,528
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

The Corporation has adopted ASU No. 2011-02, A Creditor's Determination of Whether A Restructuring Is a Troubled Debt Restructuring, which clarifies when a loan modification or restructuring is considered a troubled debt restructuring (TDR). The Corporation has determined that as of and for the periods ending December 31, 2011 and December 31, 2010, there were no loans considered as troubled debt restructures.